Net Sales and geographic information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€) customer	Dec. 31, 2024 EUR (€)
Net Sales and geographic information
Net sales	€ 646,920	€ 222,985	€ 1,220,421	€ 424,685
Percentage of net sales	100.00%	100.00%	100.00%	100.00%
Number of individual customers exceeding 10% of net sales | customer			0
Decrease in net sales from application of hedge accounting	€ (158)	€ (939)	€ (225)	€ (752)
Germany
Net Sales and geographic information
Net sales	€ 55,222	€ 31,686	€ 103,839	€ 59,238
Percentage of net sales	8.50%	14.20%	8.50%	13.90%
United States
Net Sales and geographic information
Net sales	€ 213,571	€ 45,979	€ 393,916	€ 87,025
Percentage of net sales	33.00%	20.60%	32.30%	20.50%
United Kingdom
Net Sales and geographic information
Net sales	€ 70,291	€ 17,415	€ 137,382	€ 33,329
Percentage of net sales	10.90%	7.80%	11.30%	7.80%
Europe (excluding Germany and the United Kingdom)
Net Sales and geographic information
Net sales	€ 182,714	€ 74,321	€ 350,863	€ 145,501
Percentage of net sales	28.20%	33.30%	28.70%	34.30%
Rest of the world
Net Sales and geographic information
Net sales	€ 125,122	€ 53,583	€ 234,421	€ 99,591
Percentage of net sales	19.30%	24.00%	19.20%	23.50%